Offerings	Jul. 29, 2026 USD ($) shares
Offering: 1
Offering:
Fee Previously Paid	false
Rule 457(s)	true
Security Type	Asset-Backed Securities
Security Class Title	Class A-1 Asset-Backed Notes, Series GMALT 2026-3
Amount Registered | shares	137,220,000
Proposed Maximum Offering Price per Unit	1.00
Maximum Aggregate Offering Price	$ 137,220,000.00
Fee Rate	0.01381%
Amount of Registration Fee	$ 18,950.08
Offering Note	(1) The Proposed Maximum Offering Price Per Unit and the Maximum Offering Aggregate Price are estimated solely for the purposes of calculating the Amount of Registration Fee. (2) Pursuant to Rules 456(c) and 457(s) of the General Rules and Regulations of the Securities Act of 1933, as amended, the Amount of Registration Fee related to the asset-backed notes offered hereby is paid herewith.
Offering: 2
Offering:
Fee Previously Paid	false
Rule 457(s)	true
Security Type	Asset-Backed Securities
Security Class Title	Class A-2-A Asset Backed Notes and Class A-2-B Asset-Backed Notes, Series GMALT 2026-3
Amount Registered | shares	385,220,000
Proposed Maximum Offering Price per Unit	1.00
Maximum Aggregate Offering Price	$ 385,220,000.00
Fee Rate	0.01381%
Amount of Registration Fee	$ 53,198.87
Offering Note	(1) The Proposed Maximum Offering Price Per Unit and the Maximum Offering Aggregate Price are estimated solely for the purposes of calculating the Amount of Registration Fee. (2) Pursuant to Rules 456(c) and 457(s) of the General Rules and Regulations of the Securities Act of 1933, as amended, the Amount of Registration Fee related to the asset-backed notes offered hereby is paid herewith.
Offering: 3
Offering:
Fee Previously Paid	false
Rule 457(s)	true
Security Type	Asset-Backed Securities
Security Class Title	Class A-3 Asset-Backed Notes, Series GMALT 2026-3
Amount Registered | shares	315,180,000
Proposed Maximum Offering Price per Unit	1.00
Maximum Aggregate Offering Price	$ 315,180,000.00
Fee Rate	0.01381%
Amount of Registration Fee	$ 43,526.36
Offering Note	(1) The Proposed Maximum Offering Price Per Unit and the Maximum Offering Aggregate Price are estimated solely for the purposes of calculating the Amount of Registration Fee. (2) Pursuant to Rules 456(c) and 457(s) of the General Rules and Regulations of the Securities Act of 1933, as amended, the Amount of Registration Fee related to the asset-backed notes offered hereby is paid herewith.
Offering: 4
Offering:
Fee Previously Paid	false
Rule 457(s)	true
Security Type	Asset-Backed Securities
Security Class Title	Class A-4 Asset-Backed Notes, Series GMALT 2026-3
Amount Registered | shares	67,860,000
Proposed Maximum Offering Price per Unit	1.00
Maximum Aggregate Offering Price	$ 67,860,000.00
Fee Rate	0.01381%
Amount of Registration Fee	$ 9,371.47
Offering Note	(1) The Proposed Maximum Offering Price Per Unit and the Maximum Offering Aggregate Price are estimated solely for the purposes of calculating the Amount of Registration Fee. (2) Pursuant to Rules 456(c) and 457(s) of the General Rules and Regulations of the Securities Act of 1933, as amended, the Amount of Registration Fee related to the asset-backed notes offered hereby is paid herewith.
Offering: 5
Offering:
Fee Previously Paid	false
Rule 457(s)	true
Security Type	Asset-Backed Securities
Security Class Title	Class B Asset-Backed Notes, Series GMALT 2026-3
Amount Registered | shares	49,450,000
Proposed Maximum Offering Price per Unit	1.00
Maximum Aggregate Offering Price	$ 49,450,000.00
Fee Rate	0.01381%
Amount of Registration Fee	$ 6,829.05
Offering Note	(1) The Proposed Maximum Offering Price Per Unit and the Maximum Offering Aggregate Price are estimated solely for the purposes of calculating the Amount of Registration Fee. (2) Pursuant to Rules 456(c) and 457(s) of the General Rules and Regulations of the Securities Act of 1933, as amended, the Amount of Registration Fee related to the asset-backed notes offered hereby is paid herewith.
Offering: 6
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Asset-Backed Securities
Security Class Title	Exchange Note
Fee Rate	0.01381%
Amount of Registration Fee	$ 0.00
Offering Note	The exchange note issued by ACAR Leasing Ltd. will be backed by the pool of leases and leased vehicles owned by ACAR Leasing Ltd. The exchange note will be sold by AmeriCredit Financial Services, Inc. d/b/a GM Financial to GMF Leasing LLC and sold by GMF Leasing LLC to GM Financial Automobile Leasing Trust 2026-3. The exchange note is not being offered to investors under this prospectus or the registration statement.